Consolidating Financial Statements (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidating Financial Statements
Ownership interest in subsidiary (as a percent)	100.00%
Current assets:
Cash and cash equivalents		$ 1,161
Accounts receivable, less allowance for doubtful accounts	68,478	70,592
Inventories	8,868	6,023
Deferred income taxes, net	3,610	9,960
Other current assets	4,280	4,392
Total current assets	85,236	92,128
Property and equipment, net:
Medical equipment, net	236,905	235,887
Property and office equipment, net	30,094	28,460
Total property and equipment, net	266,999	264,347
Other long-term assets:
Goodwill	335,577	325,911	280,211
Other intangibles, net	234,391	241,440
Other, primarily deferred financing costs, net	15,210	13,106
Total assets	937,413	936,932	833,028
Current liabilities:
Current portion of long-term debt	6,223	5,627
Interest rate swap		4,755
Book overdrafts	3,905	3,614
Accounts payable	26,036	28,638
Accrued compensation	16,956	11,571
Accrued interest	13,845	4,937
Dividend payable	88	771
Other accrued expenses	11,641	13,073
Total current liabilities	78,694	72,986
Long-term debt, less current portion	692,791	665,470
Pension and other long-term liabilities	14,377	12,981
Payable to Parent	21,640	19,019
Deferred income taxes, net	69,036	73,289
Commitments and contingencies
Equity
Common stock
Additional paid-in capital	214,481	214,294
Accumulated deficit	(144,864)	(109,666)
Accumulated other comprehensive loss	(9,086)	(11,827)
Total Universal Hospital Services, Inc. equity	60,531	92,801
Non controlling interest	344	386
Total equity	60,875	93,187	146,739	173,991
Total liabilities and equity	937,413	936,932
Parent Issuer UHS
Current assets:
Accounts receivable, less allowance for doubtful accounts	60,805	64,898
Due from affiliates	25,138	3,089
Inventories	5,771	4,681
Deferred income taxes, net	2,581	9,525
Other current assets	4,015	3,855
Total current assets	98,310	86,048
Property and equipment, net:
Medical equipment, net	222,045	227,234
Property and office equipment, net	28,250	28,116
Total property and equipment, net	250,295	255,350
Other long-term assets:
Goodwill	283,141	283,141
Investment in subsidiary	54,906	58,214
Other intangibles, net	211,999	223,487
Other, primarily deferred financing costs, net	14,876	13,036
Total assets	913,527	919,276
Current liabilities:
Current portion of long-term debt	5,038	4,253
Interest rate swap		4,755
Book overdrafts	3,644	3,614
Accounts payable	20,083	27,131
Accrued compensation	15,005	10,084
Accrued interest	13,845	4,937
Dividend payable	88	771
Other accrued expenses	9,782	11,509
Total current liabilities	67,485	67,054
Long-term debt, less current portion	691,565	663,649
Pension and other long-term liabilities	12,679	11,328
Payable to Parent	21,640	19,019
Deferred income taxes, net	59,627	65,425
Equity
Additional paid-in capital	214,481	214,294
Accumulated deficit	(139,751)	(107,861)
Accumulated loss in subsidiary	(5,113)	(1,805)
Accumulated other comprehensive loss	(9,086)	(11,827)
Total Universal Hospital Services, Inc. equity	60,531	92,801
Total equity	60,531	92,801
Total liabilities and equity	913,527	919,276
Subsidiary Guarantor Surgical Services
Current assets:
Cash and cash equivalents		1,161	1,480
Accounts receivable, less allowance for doubtful accounts	7,673	5,694
Inventories	3,097	1,342
Deferred income taxes, net	1,029	435
Other current assets	265	537
Total current assets	12,064	9,169
Property and equipment, net:
Medical equipment, net	14,860	8,653
Property and office equipment, net	1,844	344
Total property and equipment, net	16,704	8,997
Other long-term assets:
Goodwill	52,436	42,770
Other intangibles, net	22,392	17,953
Other, primarily deferred financing costs, net	334	70
Total assets	103,930	78,959
Current liabilities:
Current portion of long-term debt	1,185	1,374
Book overdrafts	261
Due to affiliates	25,138	3,089
Accounts payable	5,953	1,507
Accrued compensation	1,951	1,487
Other accrued expenses	1,859	1,564
Total current liabilities	36,347	9,021
Long-term debt, less current portion	1,226	1,821
Pension and other long-term liabilities	1,698	1,653
Deferred income taxes, net	9,409	7,864
Equity
Additional paid-in capital	60,019	60,019
Accumulated deficit	(5,113)	(1,805)
Total Universal Hospital Services, Inc. equity	54,906	58,214
Non controlling interest	344	386
Total equity	55,250	58,600
Total liabilities and equity	103,930	78,959
Consolidating Adjustments
Current assets:
Cash and cash equivalents			(1,480)
Due from affiliates	(25,138)	(3,089)
Total current assets	(25,138)	(3,089)
Other long-term assets:
Investment in subsidiary	(54,906)	(58,214)
Total assets	(80,044)	(61,303)
Current liabilities:
Due to affiliates	(25,138)	(3,089)
Total current liabilities	(25,138)	(3,089)
Equity
Additional paid-in capital	(60,019)	(60,019)
Accumulated loss in subsidiary	5,113	1,805
Total Universal Hospital Services, Inc. equity	(54,906)	(58,214)
Total equity	(54,906)	(58,214)
Total liabilities and equity	$ (80,044)	$ (61,303)